Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2024
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2024	2023
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	363,821	348,586
Stage 2	40,474	37,891
Stage 3	5,930	5,563
Of which: individual	1,285	1,031
Of which: collective	4,645	4,532
	410,225	392,040
ECL provisions (3)
- Stage 1	598	709
- Stage 2	787	976
- Stage 3	2,040	1,960
Of which: individual	451	332
Of which: collective	1,589	1,628
	3,425	3,645
ECL provision coverage (4)
- Stage 1 (%)	0.16	0.20
- Stage 2 (%)	1.94	2.58
- Stage 3 (%)	34.40	35.23
	0.83	0.93
Continuing operations
Impairment (releases)/losses
ECL charge (5)	359	578
Stage 1	(438)	(397)
Stage 2	360	645
Stage 3	437	330
Of which: individual	192	89
Of which: collective	245	241
Amounts written off	654	319
Of which: individual	144	42
Of which: collective	510	277

(1)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £91.8 billion (2023 – £103.1 billion) and debt securities of £62.4 billion (2023 – £50.1 billion).

(2)	Includes loans to customers and banks.
(3)	Includes £4 million (2023 - £9 million) related to assets classified as FVOCI and £0.1 billion (2023 - £0.1 billion) related to off-balance sheet exposures.
(4)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(5)

Includes a £12 million release (2023 - £16 million release) related to other financial assets, of which £4 million release (2023 - £6 million charge) related to assets classified as FVOCI; and £5 million release (2023 - £9 million release) related to contingent liabilities.